NATIONWIDE

VL SEPARATE

ACCOUNT-D

Annual Report

to

Contract Owners

December 31, 2010

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life and Annuity Insurance Company and

Contract Owners of Nationwide VL Separate Account-D:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide VL Separate Account-D (comprised of the sub-accounts listed in note 1(b) (collectively, “the Accounts”)) as of December 31, 2010, and the related statements of operations for the year then ended, the statements of changes in contract owners’ equity for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2010, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2010, the results of their operations for the year then ended, the changes in contract owners’ equity for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/    KPMG LLP

Columbus, Ohio

March 9, 2011

NATIONWIDE VL SEPARATE ACCOUNT-D

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2010

Assets:
Investments at fair value:
Growth Fund - Class 2 (AMVGR2)
7,969 shares (cost $335,018)	$433,022
International Fund - Class 2 (AMVI2)
27,347 shares (cost $412,364)	491,694
Janus Aspen Series - Perkins Mid Cap Value Portfolio - Service Shares (JAMVS)
2,873 shares (cost $35,121)	45,221
Variable Insurance Trust II - International Value Portfolio - Service Class (MVIVSC)
105,406 shares (cost $1,518,655)	1,626,421
Mid Cap Growth Portfolio - Class I (MSVMG)
7,711 shares (cost $50,524)	93,454
NVIT Government Bond Fund - Class I (GBF)
42,415 shares (cost $508,928)	487,346
NVIT Growth Fund - Class I (CAF)
32,082 shares (cost $329,669)	447,224
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
15,419 shares (cost $141,742)	162,826
NVIT Mid Cap Index Fund - Class I (MCIF)
164,955 shares (cost $2,663,495)	3,045,068
NVIT Money Market Fund - Class I (SAM)
4,655,971 shares (cost $4,655,971)	4,655,971
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
23,643 shares (cost $173,256)	247,071
NVIT Multi-Manager Small Company Fund - Class I (SCF)
12,852 shares (cost $205,873)	232,100
V.I. Core Equity Fund - Series I (AVGI)
53,558 shares (cost $1,251,244)	1,447,669
VPS Growth and Income Portfolio - Class A (ALVGIA)
95,266 shares (cost $1,780,204)	1,637,619
Stock Index Fund, Inc. - Initial Shares (DSIF)
72,405 shares (cost $1,696,776)	2,148,263
International Value Portfolio - Initial Shares (DVIV)
57,416 shares (cost $552,643)	643,633
Quality Bond Portfolio - Initial Shares (DQBP)
398 shares (cost $4,570)	4,594
VIP Fund - Overseas Portfolio - Service Class (FOS)
41,909 shares (cost $608,273)	699,887
Goldman Sachs VIT - Goldman Sachs Mid Cap Value Fund - Institutional Shares (GVMCE)
16,777 shares (cost $176,699)	236,552
ClearBridge Variable Investors Portfolio - Class I (SBVI)
14,501 shares (cost $185,396)	191,420
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)
30,249 shares (cost $947,554)	1,220,539
Global Securities Fund/VA - Non-Service Shares (OVGS)
33,534 shares (cost $883,705)	1,016,083
Real Return Portfolio - Administrative Class (PMVRRA)
225,381 shares (cost $2,817,792)	2,961,501
Total Return Portfolio - Administrative Class (PMVTRA)
400,653 shares (cost $4,429,479)	4,439,230
Small-Cap Portfolio - Investment Class (ROCSC)
145,480 shares (cost $1,080,696)	1,520,264
Equity Income Portfolio - II (TREI2)
65,495 shares (cost $1,036,866)	1,302,046
Ivy Fund Variable Insurance Portfolios, Inc. - Small Cap Growth (WRSCP)
66,783 shares (cost $472,573)	703,234

Total Investments	$32,139,952

Accounts Payable	(745)

$32,139,207

Contract Owners’ Equity:
Accumulation units	32,139,207

Total Contract Owners’ Equity (note 8)	$32,139,207

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-D

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	Total	AMVGR2	AMVI2	JAMVS	MVIVSC	MSVMG	TRF	GBF
Reinvested dividends	$324,015	2,809	9,430	286	-	-	968	12,954
Asset charges (note 3)	(73,397)	(959)	(1,158)	(218)	(2,262)	(219)	(380)	(1,076)

Net investment income (loss)	250,618	1,850	8,272	68	(2,262)	(219)	588	11,878

Realized gain (loss) on investments	1,609,317	(11,432)	(19,396)	(2,431)	157,385	12,935	18,475	8,060
Change in unrealized gain (loss) on investments	921,745	77,229	41,191	4,457	107,766	12,071	(5,640)	(22,240)

Net gain (loss) on investments	2,531,062	65,797	21,795	2,026	265,151	25,006	12,835	(14,180)

Reinvested capital gains	181,681	-	-	-	-	-	-	18,322

Net increase (decrease) in contract owners’ equity resulting from operations	$2,963,361	67,647	30,067	2,094	262,889	24,787	13,423	16,020

Investment Activity:	CAF	GVIDM	MCIF	SAM	SCVF	SCF	AVGI	ALVGIA
Reinvested dividends	$2,388	2,846	30,161	6	1,064	547	14,509	-
Asset charges (note 3)	(889)	(363)	(5,961)	(12,778)	(459)	(460)	(3,220)	(3,525)

Net investment income (loss)	1,499	2,483	24,200	(12,772)	605	87	11,289	(3,525)

Realized gain (loss) on investments	8,347	5,404	459,822	-	5,364	27,478	(34,901)	(10,074)
Change in unrealized gain (loss) on investments	57,293	6,526	92,543	-	39,970	13,289	154,514	198,666

Net gain (loss) on investments	65,640	11,930	552,365	-	45,334	40,767	119,613	188,592

Reinvested capital gains	-	-	3,093	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$67,139	14,413	579,658	(12,772)	45,939	40,854	130,902	185,067

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-D

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	ALVIVA	DSIF	DVIV	DQBP	FOS	GVMCE	SBVI	OVGR
Reinvested dividends	$10,900	35,542	9,101	-	8,208	1,459	2,554	1,821
Asset charges (note 3)	(1,747)	(4,792)	(1,376)	(1)	(1,206)	(550)	(38)	(2,651)

Net investment income (loss)	9,153	30,750	7,725	(1)	7,002	909	2,516	(830)

Realized gain (loss) on investments	195,740	94,944	(7,239)	-	(21,781)	(16,231)	1	99,241
Change in unrealized gain (loss) on investments	(373,113)	123,732	28,581	24	85,825	62,695	6,023	3,446

Net gain (loss) on investments	(177,373)	218,676	21,342	24	64,044	46,464	6,024	102,687

Reinvested capital gains	-	-	-	-	1,207	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(168,220)	249,426	29,067	23	72,253	47,373	8,540	101,857

Investment Activity:	OVGS	PMVRRA	PMVTRA	ROCSC	TREI2	WRSCP
Reinvested dividends	$16,968	40,548	99,200	1,641	18,105	-
Asset charges (note 3)	(2,656)	(7,086)	(10,271)	(3,131)	(2,663)	(1,302)

Net investment income (loss)	14,312	33,462	88,929	(1,490)	15,442	(1,302)

Realized gain (loss) on investments	237,549	143,937	129,370	53,583	76,082	(915)
Change in unrealized gain (loss) on investments	(111,701)	(638)	(57,113)	182,511	52,571	141,267

Net gain (loss) on investments	125,848	143,299	72,257	236,094	128,653	140,352

Reinvested capital gains	-	26,570	132,489	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$140,160	203,331	293,675	234,604	144,095	139,050

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-D

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	Total		AMVGR2		AMVI2		JAMVS
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$250,618	406,136	1,850	1,208	8,272	4,889	68	105
Realized gain (loss) on investments	1,609,317	(4,189,035)	(11,432)	(97,147)	(19,396)	(132,667)	(2,431)	(16,643)
Change in unrealized gain (loss) on investments	921,745	7,911,410	77,229	209,244	41,191	287,467	4,457	44,565
Reinvested capital gains	181,681	415,449	-	-	-	2,290	-	2,717

Net increase (decrease) in contract owners’ equity resulting from operations	2,963,361	4,543,960	67,647	113,305	30,067	161,979	2,094	30,744

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	1,647,218	686,909	-	-	-	-	-	-
Transfers between funds	-	-	34,306	(22,411)	28,587	(63,938)	(78,792)	4,427
Surrenders (notes 6)	(1)	(1,516,629)	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(465,710)	(445,594)	(8,913)	(8,314)	(10,890)	(11,146)	(2,120)	(2,746)
Adjustments to maintain reserves	995	(990)	20	(1)	35	10	7	(1)

Net equity transactions	1,182,502	(1,276,304)	25,413	(30,726)	17,732	(75,074)	(80,905)	1,680

Net change in contract owners’ equity	4,145,863	3,267,656	93,060	82,579	47,799	86,905	(78,811)	32,424
Contract owners’ equity beginning of period	27,993,344	24,725,688	339,958	257,379	443,896	356,991	124,031	91,607

Contract owners’ equity end of period	$32,139,207	27,993,344	433,018	339,958	491,695	443,896	45,220	124,031

CHANGES IN UNITS:
Beginning units	2,138,649	2,313,672	37,570	39,555	42,051	48,264	8,298	8,126
Units purchased	501,257	338,225	3,811	-	2,556	-	-	397
Units redeemed	(475,161)	(513,248)	(958)	(1,985)	(1,061)	(6,213)	(5,669)	(225)

Ending units	2,164,745	2,138,649	40,423	37,570	43,546	42,051	2,629	8,298

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-D

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	MVIVSC		MSVMG		TRF		GBF
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(2,262)	-	(219)	(232)	588	1,110	11,878	9,737
Realized gain (loss) on investments	157,385	-	12,935	(23,822)	18,475	(364,549)	8,060	5,420
Change in unrealized gain (loss) on investments	107,766	-	12,071	72,641	(5,640)	382,059	(22,240)	(13,976)
Reinvested capital gains	-	-	-	-	-	-	18,322	4,972

Net increase (decrease) in contract owners’ equity resulting from operations	262,889	-	24,787	48,587	13,423	18,620	16,020	6,153

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	-	-	-	-	-	-	-
Transfers between funds	1,375,787	-	(15,755)	(55,410)	(156,027)	(392,904)	136,916	(1,209)
Surrenders (notes 6)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(12,256)	-	(2,067)	(2,568)	(3,610)	(4,168)	(10,036)	(7,051)
Adjustments to maintain reserves	1	-	(8)	10	9	5	(1)	2

Net equity transactions	1,363,532	-	(17,830)	(57,968)	(159,628)	(397,067)	126,879	(8,258)

Net change in contract owners’ equity	1,626,421	-	6,957	(9,381)	(146,205)	(378,447)	142,899	(2,105)
Contract owners’ equity beginning of period	-	-	86,488	95,869	146,205	524,652	344,441	346,546

Contract owners’ equity end of period	$1,626,421	-	93,445	86,488	-	146,205	487,340	344,441

CHANGES IN UNITS:
Beginning units	-	-	6,235	10,869	14,564	65,737	20,244	20,863
Units purchased	151,485	-	-	-	-	-	7,726	-
Units redeemed	(1,243)	-	(1,131)	(4,634)	(14,564)	(51,173)	(566)	(619)

Ending units	150,242	-	5,104	6,235	-	14,564	27,404	20,244

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-D

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	CAF		GVIDM		MCIF		SAM
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$1,499	657	2,483	877	24,200	13,384	(12,772)	(13,349)
Realized gain (loss) on investments	8,347	3,881	5,404	1,120	459,822	(42,450)	-	-
Change in unrealized gain (loss) on investments	57,293	60,261	6,526	14,558	92,543	551,194	-	-
Reinvested capital gains	-	-	-	2,379	3,093	56,545	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	67,139	64,799	14,413	18,934	579,658	578,673	(12,772)	(13,349)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	-	-	-	-	-	1,647,218	686,909
Transfers between funds	89,053	238,803	26,129	108,428	457,807	(247,858)	(2,774,087)	214,484
Surrenders (notes 6)	-	-	-	-	-	(130,734)	-	(552,963)
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(8,344)	(4,247)	(3,422)	(1,662)	(28,727)	(24,940)	(95,238)	(117,934)
Adjustments to maintain reserves	18	3	9	(5)	92	8	(16)	(49)

Net equity transactions	80,727	234,559	22,716	106,761	429,172	(403,524)	(1,222,123)	230,447

Net change in contract owners’ equity	147,866	299,358	37,129	125,695	1,008,830	175,149	(1,234,895)	217,098
Contract owners’ equity beginning of period	299,358	-	125,695	-	2,036,249	1,861,100	5,890,855	5,673,757

Contract owners’ equity end of period	$447,224	299,358	162,824	125,695	3,045,079	2,036,249	4,655,960	5,890,855

CHANGES IN UNITS:
Beginning units	49,369	-	9,406	-	99,719	124,330	445,985	428,655
Units purchased	13,978	50,186	1,857	9,541	20,056	-	124,868	68,017
Units redeemed	(1,342)	(817)	(250)	(135)	(1,316)	(24,611)	(217,477)	(50,687)

Ending units	62,005	49,369	11,013	9,406	118,459	99,719	353,376	445,985

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-D

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	SCVF		SCF		AVGI		IVHS
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$605	158	87	(104)	11,289	13,603	-	(2)
Realized gain (loss) on investments	5,364	3,775	27,478	(151,927)	(34,901)	(313,157)	-	(4,044)
Change in unrealized gain (loss) on investments	39,970	33,845	13,289	173,628	154,514	448,212	-	4,378
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	45,939	37,778	40,854	21,597	130,902	148,658	-	332

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	-	-	-	-	-	-	-
Transfers between funds	57,235	112,514	62,167	(42,627)	425,408	(586,172)	-	(8,654)
Surrenders (notes 6)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(4,308)	(2,098)	(4,358)	(1,936)	(30,296)	(17,549)	-	(32)
Adjustments to maintain reserves	32	(9)	1	22	57	(6)	-	1

Net equity transactions	52,959	110,407	57,810	(44,541)	395,169	(603,727)	-	(8,685)

Net change in contract owners’ equity	98,898	148,185	98,664	(22,944)	526,071	(455,069)	-	(8,353)
Contract owners’ equity beginning of period	148,185	-	133,434	156,378	921,601	1,376,670	-	8,353

Contract owners’ equity end of period	$247,083	148,185	232,098	133,434	1,447,672	921,601	-	-

CHANGES IN UNITS:
Beginning units	6,575	-	6,238	9,823	87,930	168,096	-	754
Units purchased	2,285	6,687	2,636	-	41,351	-	-	-
Units redeemed	(179)	(112)	(194)	(3,585)	(2,890)	(80,166)	-	(754)

Ending units	8,681	6,575	8,680	6,238	126,391	87,930	-	-

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-D

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	ALVGIA		ALVIVA		DSIF		DVIV
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(3,525)	42,096	9,153	16,241	30,750	31,962	7,725	16,011
Realized gain (loss) on investments	(10,074)	(67,481)	195,740	(444,270)	94,944	(617,527)	(7,239)	(68,427)
Change in unrealized gain (loss) on investments	198,666	241,587	(373,113)	823,120	123,732	880,594	28,581	174,415
Reinvested capital gains	-	-	-	-	-	118,017	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	185,067	216,202	(168,220)	395,091	249,426	413,046	29,067	121,999

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	-	-	-	-	-	-	-
Transfers between funds	196,316	160,683	(1,478,082)	245,647	19,457	(58,040)	148,855	43,311
Surrenders (notes 6)	-	-	-	(111,169)	-	(130,582)	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(9,178)	(10,279)	(12,506)	(21,822)	(31,378)	(31,836)	(3,565)	(3,845)
Adjustments to maintain reserves	22	7	83	-	80	(185)	25	4

Net equity transactions	187,160	150,411	(1,490,505)	112,656	(11,841)	(220,643)	145,315	39,470

Net change in contract owners’ equity	372,227	366,613	(1,658,725)	507,747	237,585	192,403	174,382	161,469
Contract owners’ equity beginning of period	1,265,396	898,783	1,658,725	1,150,978	1,910,709	1,718,306	469,261	307,792

Contract owners’ equity end of period	$1,637,623	1,265,396	-	1,658,725	2,148,294	1,910,709	643,643	469,261

CHANGES IN UNITS:
Beginning units	122,858	105,172	200,596	186,997	185,669	210,417	27,244	23,346
Units purchased	18,966	18,871	-	37,137	-	-	8,834	4,177
Units redeemed	(881)	(1,185)	(200,596)	(23,538)	(3,431)	(24,748)	(214)	(279)

Ending units	140,943	122,858	-	200,596	182,238	185,669	35,864	27,244

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-D

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	DQBP		FOS		GVMCE		SBVI
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(1)	-	7,002	5,642	909	2,969	2,516	(11)
Realized gain (loss) on investments	-	-	(21,781)	(216,204)	(16,231)	(53,872)	1	(28,220)
Change in unrealized gain (loss) on investments	24	-	85,825	276,747	62,695	116,899	6,023	25,489
Reinvested capital gains	-	-	1,207	797	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	23	-	72,253	66,982	47,373	65,996	8,540	(2,742)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	-	-	-	-	-	-	-
Transfers between funds	4,586	-	245,890	(972)	(26,146)	(29,131)	183,222	(41,442)
Surrenders (notes 6)	(1)	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	-	-	(11,150)	(6,512)	(5,159)	(5,432)	(342)	(160)
Adjustments to maintain reserves	(21)	-	40	(5)	10	16	7	(10)

Net equity transactions	4,564	-	234,780	(7,489)	(31,295)	(34,547)	182,887	(41,612)

Net change in contract owners’ equity	4,587	-	307,033	59,493	16,078	31,449	191,427	(44,354)
Contract owners’ equity beginning of period	-	-	392,853	333,360	220,476	189,027	-	44,354

Contract owners’ equity end of period	$4,587	-	699,886	392,853	236,554	220,476	191,427	-

CHANGES IN UNITS:
Beginning units	-	-	30,614	32,764	9,024	10,276	-	3,918
Units purchased	257	-	18,659	-	-	-	12,493	-
Units redeemed	-	-	(883)	(2,150)	(1,259)	(1,252)	(23)	(3,918)

Ending units	257	-	48,390	30,614	7,765	9,024	12,470	-

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-D

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	OVGR		OVGS		PMVRRA		PMVTRA
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(830)	822	14,312	21,095	33,462	62,209	88,929	162,874
Realized gain (loss) on investments	99,241	(150,627)	237,549	(193,896)	143,937	(41,041)	129,370	59,660
Change in unrealized gain (loss) on investments	3,446	494,196	(111,701)	443,494	(638)	254,201	(57,113)	79,710
Reinvested capital gains	-	-	-	22,252	26,570	89,028	132,489	116,452

Net increase (decrease) in contract owners’ equity resulting from operations	101,857	344,391	140,160	292,945	203,331	364,397	293,675	418,696

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	-	-	-	-	-	-	-
Transfers between funds	53,697	67,695	(132,786)	(62,053)	249,928	459,755	192,126	1,422,146
Surrenders (notes 6)	-	(60,210)	-	(118,752)	-	(107,529)	-	(179,417)
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(10,473)	(11,742)	(15,020)	(13,132)	(39,843)	(36,975)	(66,695)	(60,443)
Adjustments to maintain reserves	29	1	56	15	124	(302)	207	(612)

Net equity transactions	43,253	(4,256)	(147,750)	(193,922)	210,209	314,949	125,638	1,181,674

Net change in contract owners’ equity	145,110	340,135	(7,590)	99,023	413,540	679,346	419,313	1,600,370
Contract owners’ equity beginning of period	1,075,425	735,290	1,023,678	924,655	2,547,823	1,868,477	4,019,274	2,418,904

Contract owners’ equity end of period	$1,220,535	1,075,425	1,016,088	1,023,678	2,961,363	2,547,823	4,438,587	4,019,274

CHANGES IN UNITS:
Beginning units	101,953	100,488	67,045	84,434	150,594	130,375	248,923	170,397
Units purchased	5,077	11,266	-	-	13,958	29,911	9,914	94,964
Units redeemed	(1,014)	(9,801)	(9,515)	(17,389)	(2,242)	(9,692)	(3,937)	(16,438)

Ending units	106,016	101,953	57,530	67,045	162,310	150,594	254,900	248,923

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-D

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	ROCSC		TREI2		WRSCP		AVSCE
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(1,490)	(2,058)	15,442	13,579	(1,302)	517	-	(48)
Realized gain (loss) on investments	53,583	(215,631)	76,082	(259,678)	(915)	(116,333)	-	(65,445)
Change in unrealized gain (loss) on investments	182,511	513,378	52,571	467,169	141,267	231,295	-	61,696
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	234,604	295,689	144,095	221,070	139,050	115,479	-	(3,797)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	-	-	-	-	-	-	-
Transfers between funds	368,620	28,048	209,461	(1,356)	96,122	(9,653)	-	(119,166)
Surrenders (notes 6)	-	(27,754)	-	(77,651)	-	(19,868)	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(12,934)	(10,077)	(17,860)	(15,842)	(5,022)	(5,075)	-	(676)
Adjustments to maintain reserves	23	-	43	(23)	11	5	-	109

Net equity transactions	355,709	(9,783)	191,644	(94,872)	91,111	(34,591)	-	(119,733)

Net change in contract owners’ equity	590,313	285,906	335,739	126,198	230,161	80,888	-	(123,530)
Contract owners’ equity beginning of period	929,949	644,043	966,311	840,113	473,068	392,180	-	123,530

Contract owners’ equity end of period	$1,520,262	929,949	1,302,050	966,311	703,229	473,068	-	-

CHANGES IN UNITS:
Beginning units	57,741	53,931	66,922	72,692	35,282	39,307	-	18,163
Units purchased	21,540	7,071	13,069	-	5,881	-	-	-
Units redeemed	(764)	(3,261)	(1,206)	(5,770)	(356)	(4,025)	-	(18,163)

Ending units	78,517	57,741	78,785	66,922	40,807	35,282	-	-

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-D

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	BF
	2010	2009
Investment activity:
Net investment income (loss)	$-	195
Realized gain (loss) on investments	-	(577,833)
Change in unrealized gain (loss) on investments	-	559,344
Reinvested capital gains	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	(18,294)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	-
Transfers between funds	-	(1,362,945)
Surrenders (notes 6)	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	-	(5,355)
Adjustments to maintain reserves	-	-

Net equity transactions	-	(1,368,300)

Net change in contract owners’ equity	-	(1,386,594)
Contract owners’ equity beginning of period	-	1,386,594

Contract owners’ equity end of period	$-	-

CHANGES IN UNITS:
Beginning units	-	145,923
Units purchased	-	-
Units redeemed	-	(145,923)

Ending units	-	-

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-D NOTES TO FINANCIAL STATEMENTS December 31, 2010

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide VL Separate Account-D (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life and Annuity Insurance Company (the Company) on May 22, 1998. The Account is registered as a unit investment trust under the Investment Company Act of 1940. The Company offers Corporate Flexible Premium Variable Life Insurance Policies through the Account.

(b) The Contracts

Only contracts with a front-end sales charge and certain other fees are offered for purchase. See note 2 for a discussion of policy charges, and note 3 for asset charges.

With certain exceptions, contract owners may invest in the following:

AMERICAN FUNDS GROUP (THE)

Global Small Capitalization Fund - Class 2 (AMVGS2)*

Growth Fund - Class 2 (AMVGR2)

International Fund - Class 2 (AMVI2)

BLACKROCK FUNDS

Large Cap Core V.I. Fund - Class II (MLVLC2)*

Large Cap Value V.I. Fund - Class II (MLVLV2)*

S&P 500 Index V.I. Fund - Class II (MLVX52)*

Value Opportunities V.I. Fund - Class II (MLVSV2)*

Variable Series Funds, Inc. - Global Allocation V.I. Fund - Class II (MLVGA2)*

CALVERT FUNDS

Variable Series, Inc. - Social Equity Portfolio (CVSSE)*

COLUMBIA OFFSHORE FUNDS

Marsico Growth Fund, Variable Series - Class A Shares (NMG)*

HUNTINGTON TRUST COMPANY

VA Dividend Capture Fund - Trust Shares (HVDCT)*

VA Growth Fund - Trust Shares (HVGT)*

VA Income Equity Fund - Trust Shares (HVICT)*

VA Mid Corp America Fund - Trust Shares (HVMCAT)*

VA New Economy Fund - Trust Shares (HVNET)*

J.P. MORGAN INVESTMENT MANAGEMENT INC.

Insurance Trust - Insurance Trust Diversified Mid Cap Growth Portfolio 1 (OGGO)*

Insurance Trust - Insurance Trust Mid Cap Value Portfolio 1 (JPMMV1)*

JPMorgan Insurance Trust Core Bond Portfolio 1 (OGBDP)*

JPMorgan Insurance Trust Equity Index Portfolio 1 (OGEI)*

JPMorgan Insurance Trust Intrepid Growth Portfolio - Class 1 (OGLG)*

JPMorgan Insurance Trust Intrepid Mid Cap Portfolio 1 (OGDMP)*

JPMorgan Insurance Trust U.S. Equity Portfolio 1 (OGDEP)*

JANUS FUNDS

Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)*

Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)*

Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)*

Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)*

Janus Aspen Series - Perkins Mid Cap Value Portfolio - Service Shares (JAMVS)

LAZARD FUNDS

Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)*

MASSACHUSETTS FINANCIAL SERVICES CO.

Investors Growth Stock Series - Initial Class (MIGIC)*

Investors Growth Stock Series - Service Class (MIGSC)*

Mid Cap Growth Series - Service Class (MMCGSC)*

Utilities Series - Initial Class (MVUIC)*

Utilities Series - Service Class (MVUSC)*

Value Series - Initial Class (MVFIC)*

Value Series - Service Class (MVFSC)*

Variable Insurance Trust II - International Value Portfolio - Service Class (MVIVSC)

MORGAN STANLEY

Core Plus Fixed Income Portfolio - Class I (MSVFI)*

Emerging Markets Debt Portfolio - Class I (MSEM)*

Emerging Markets Equity Portfolio - Class I (MSVEM)*

Global Value Equity Portfolio - Class I (MSVGE)*

International Magnum Portfolio - Class I (MSVIM)*

Mid Cap Growth Portfolio - Class II (MSVMG2)*

Mid Cap Growth Portfolio - Class I (MSVMG)

The Universal Institutional Funds, Inc. - Capital Growth Portfolio - Class I (MSVEG)*

U.S. Mid Cap Value Portfolio - Class I (MSVMV)*

U.S. Real Estate Portfolio - Class I (MSVRE)*

Value Portfolio - Class I (MSVV)*

NATIONWIDE FUNDS GROUP

Federated NVIT High Income Bond Fund - Class I (HIBF)*

Gartmore NVIT Emerging Markets Fund - Class I (GEM)*

Gartmore NVIT International Equity Fund - Class I (GIG)*

Gartmore NVIT Worldwide Leaders Fund - Class I (GEF)*

NVIT Fund - Class I (TRF)*

NVIT Government Bond Fund - Class I (GBF)

NVIT Growth Fund - Class I (CAF)

NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)*

NVIT Investor Destinations Conservative Fund - Class II (GVIDC)*

NVIT Investor Destinations Moderate Fund - Class II (GVIDM)

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-D NOTES TO FINANCIAL STATEMENTS December 31, 2010

NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)*

NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)*

NVIT Mid Cap Index Fund - Class I (MCIF)

NVIT Money Market Fund - Class I (SAM)

NVIT Money Market Fund - Class V (SAM5)*

NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)*

NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)*

NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)

NVIT Multi-Manager Small Company Fund - Class I (SCF)

NVIT Multi-Sector Bond Fund - Class I (MSBF)*

Van Kampen NVIT Comstock Value Fund - Class I (EIF)*

PIMCO FUNDS

Long-Term U.S. Government Portfolio - Administrative Class (PMVLGA)*

PORTFOLIOS OF THE AIM VARIABLE INSURANCE FUNDS

V.I. Basic Value Fund - Series I (AVBVI)*

V.I. Capital Appreciation Fund - Series I (AVCA)*

V.I. Capital Development Fund - Series I (AVCDI)*

V.I. Core Equity Fund - Series I (AVGI)

V.I. Dynamics Fund - Series I (IVD)*

V.I. Global Health Care Fund - Series I (IVHS)*

V.I. Global Real Estate Fund - Series I (IVRE)*

V.I. High Yield Fund - Series I (AVHY1)*

V.I. International Growth Fund - Series I (AVIE)*

V.I. Mid Cap Core Equity Fund - Series I (AVMCCI)*

V.I. Small Cap Equity Fund - Series I (AVSCE)*

V.I. Technology Fund - Series I (IVT)*

V.I. Utilities Fund - Series I (IVU)*

PORTFOLIOS OF THE ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.

VPS Growth and Income Portfolio - Class A (ALVGIA)

VPS International Value Portfolio - Class A (ALVIVA)*

VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)*

VPS Value Portfolio - Class A (ALVVA)*

PORTFOLIOS OF THE AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

VP Balanced Fund - Class I (ACVB)*

VP Capital Appreciation Fund - Class I (ACVCA)*

VP Income & Growth Fund - Class I (ACVIG)*

VP International Fund - Class I (ACVI)*

VP Ultra(R) Fund - Class I (ACVU1)*

VP Value Fund - Class I (ACVV)*

VP Vista(SM) Fund - Class I (ACVVS1)*

PORTFOLIOS OF THE DREYFUS INVESTMENT PORTFOLIOS

MidCap Stock Portfolio - Initial Shares (DVMCS)*

Small Cap Stock Index Portfolio - Service Shares (DVSCS)*

Stock Index Fund, Inc. - Initial Shares (DSIF)

The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)*

PORTFOLIOS OF THE DREYFUS VARIABLE INVESTMENT FUND

Appreciation Portfolio - Initial Shares (DCAP)*

International Value Portfolio - Initial Shares (DVIV)

Quality Bond Portfolio - Initial Shares (DQBP)

PORTFOLIOS OF THE DWS INVESTMENTS VARIABLE INSURANCE TRUST

Equity 500 Index VIP - Class A (BIEI)*

Small Cap Index VIP - Class A (BISCI)*

Variable Series I - Capital Growth VIP - Class B (SVSCGB)*

Variable Series I - Health Care VIP - Class B (SVSHSB)*

Variable Series II - Dreman Small Mid Cap Value VIP - Class B (SVSSVB)*

Variable Series II - Global Thematic VIP - Class B (SVSBCB)*

Variable Series II - High Income VIP - Class B (SVSHIB)*

Variable Series II - Large Cap Value VIP - Class B (SVSLVB)*

Variable Series II - Strategic Value VIP - Class B (SVSHEB)*

Variable Series II - Technology VIP - Class B (SVSTGB)*

PORTFOLIOS OF THE FEDERATED INSURANCE SERIES

Quality Bond Fund II - Primary Shares (FQB)*

PORTFOLIOS OF THE FIDELITY(R) VARIABLE INSURANCE PRODUCTS

VIP Fund - Asset Manager Growth Portfolio - Service Class (FAMGS)*

VIP Fund - Asset Manager Portfolio - Service Class (FAMS)*

VIP Fund - Balanced Portfolio - Service Class (FBS)*

VIP Fund - Contrafund Portfolio - Service Class (FCS)*

VIP Fund - Dynamic Capital Appreciation Portfolio - Service Class 1 (FDCAS)*

VIP Fund - Equity-Income Portfolio - Service Class (FEIS)*

VIP Fund - Growth & Income Portfolio - Service Class (FGIS)*

VIP Fund - Growth Opportunities Portfolio - Service Class (FGOS)*

VIP Fund - Growth Portfolio - Service Class (FGS)*

VIP Fund - High Income Portfolio - Service Class (FHIS)*

VIP Fund - Index 500 Portfolio - Initial Class (FIP)*

VIP Fund - Investment Grade Bond Portfolio - Service Class (FIGBS)*

VIP Fund - Mid Cap Portfolio - Service Class (FMCS)*

VIP Fund - Overseas Portfolio - Service Class (FOS)

VIP Fund - Value Strategies Portfolio - Service Class (FVSS)*

VIP Fund - Value Strategies Portfolio - Service Class 2 (FVS)*

VIP Fund - VIP Growth Strategies Portfolio - Service Class (FAGRS)*

PORTFOLIOS OF THE FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

Templeton Foreign Securities Fund - Class 2 (TIF2)*

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-D NOTES TO FINANCIAL STATEMENTS December 31, 2010

Templeton Global Bond Securities Fund - Class 2 (FTVGI2)*

PORTFOLIOS OF THE GOLDMAN SACHS VARIABLE INSURANCE TRUST

Capital Growth Fund - Institutional Shares (GVCG)*

Goldman Sachs VIT - Goldman Sachs Mid Cap Value Fund - Institutional Shares (GVMCE)

Growth and Income Fund - Institutional Shares (GVGRI)*

Strategic International Equity Fund - Institutional Shares (GVIE)*

Structured Small Cap Equity Fund - Institutional Shares (GVCSE)*

Structured U.S. Equity Fund - Institutional Shares (GVCUE)*

PORTFOLIOS OF THE LEGG MASON PARTNERS VARIABLE EQUITY TRUST

ClearBridge Variable Investors Portfolio - Class I (SBVI)

LEGG MASON PARTNERS VARIABLE INCOME TRUST

Western Asset Variable Global High Yield Bond Portfolio - Class I (SBVHY)*

PORTFOLIOS OF THE LINCOLN VARIABLE INSURANCE PRODUCTS TRUST

Lincoln VIP Trust - Baron Growth Opportunities Funds - Service Class (BNCAI)*

PORTFOLIOS OF THE NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

Guardian Portfolio - I Class Shares (AMGP)*

Mid-Cap Growth Portfolio - I Class Shares (AMCG)*

Partners Portfolio - I Class Shares (AMTP)*

Small-Cap Growth Portfolio - S Class Shares (AMFAS)*

PORTFOLIOS OF THE OPPENHEIMER VARIABLE ACCOUNT FUNDS

Capital Appreciation Fund/VA - Non-Service Shares (OVGR)

Global Securities Fund/VA - Non-Service Shares (OVGS)

Main Street Fund(R)/VA - Non-Service Shares (OVGI)*

MidCap Fund/VA - Non-Service Shares (OVAG)*

PORTFOLIOS OF THE PIMCO VARIABLE INSURANCE TRUST

All Asset Portfolio - Administrative Class (PMVAAA)*

High Yield Portfolio - Administrative Class (PMVHYA)*

Low Duration Portfolio - Administrative Class (PMVLDA)*

Real Return Portfolio - Administrative Class (PMVRRA)

Total Return Portfolio - Administrative Class (PMVTRA)

PORTFOLIOS OF THE PIONEER VARIABLE CONTRACTS TRUST

Variable Contracts Trust - High Yield VCT Portfolio - Class I Shares (PIHYB1)*

PORTFOLIOS OF THE PUTNAM VARIABLE TRUST

Putnam VT International Equity Fund - IB Shares (PVTIGB)*

PORTFOLIOS OF THE VAN KAMPEN LIFE INVESTMENT TRUST

Capital Growth Portfolio - Class II (ACEG2)*

Comstock Portfolio - Class II (ACC2)*

Growth and Income Portfolio - Class I (ACGI)*

ROYCE CAPITAL FUNDS

Micro-Cap Portfolio - Investment Class (ROCMC)*

Small-Cap Portfolio - Investment Class (ROCSC)

T. ROWE PRICE

Equity Income Portfolio - II (TREI2)

Mid-Cap Growth Portfolio - II (TRMCG2)*

New America Growth Portfolio (TRNAG1)*

VAN ECK ASSOCIATES CORPORATION

Worldwide Insurance Trust - Worldwide Hard Assets Fund - Initial Class (VWHA)*

WADDELL & REED, INC.

Ivy Fund Variable Insurance Portfolios, Inc. - Small Cap Growth (WRSCP)

WELLS FARGO FUNDS

Advantage Funds Variable Trust - VT Opportunity Fund (SVOF)*

*	At December 31, 2010, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain policy and asset charges (see notes 2 and 3). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2010 of such funds, which represents fair value. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-D NOTES TO FINANCIAL STATEMENTS December 31, 2010

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Recently Issued Accounting Standards

In September 2006, the FASB issued FASB ASC 820, Fair Value Measurements and Disclosures (SFAS No. 157, Fair Value Measurements). FASB ASC 820 provides enhanced guidance for using fair value to measure assets and liabilities and requires new disclosures about fair value measurements and also provides guidance regarding the extent to which companies measure assets and liabilities at fair value, the information used to measure fair value, and the effect of fair value measurements on earnings. For assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to initial recognition, the reporting entity shall disclose information that enables financial statement users to assess the inputs used to develop those measurements. FASB ASC 820 applies whenever other standards require (or permit) assets or liabilities to be measured at fair value but does not expand the use of fair value in any new circumstances.

FASB ASC 820 was effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years, with early adoption permitted. The Account adopted FASB ASC 820 effective January 1, 2008. The adoption of FASB ASC 820 did not have a material impact on the Account’s financial position or results of operations.

In September 2009 the FASB issued ASU 2009-12, which amends FASB ASC 820, Fair Value Measurements and Disclosures. This guidance applies to reporting entities that hold an investment that is required or permitted to be measured or disclosed at fair value on a recurring or nonrecurring basis if the investment does not have a readily determinable fair value and the investee has attributes of an investment company. For these investments, this update allows, as a practical expedient, the use of net asset value (NAV) as the basis to estimate fair value as long as it is not probable, as of the measurement date that the investment will be sold and NAV is not the value that will be used in the sale. The NAVs must be calculated consistent with the American Institute of Certified Public Accountants Audit and Accounting Guide, Investment Companies, which generally requires these investments to be measured at fair value. Additionally, the guidance provided updated disclosures for investments within its scope and noted that if the investor can redeem the investment with the investee on the measurement date at NAV, the investment should likely be classified as Level 2 in the fair value hierarchy. Investments that cannot be redeemed with the investee at NAV would generally be classified as Level 3 in the fair value hierarchy. If the investment is not redeemable with the investee on the measurement date, but will be at a future date, the length of time until the investment is redeemable should be considered in determining classification as Level 2 or 3. This guidance is effective for interim and annual periods ending after December 15, 2009 with early adoption permitted. The Account adopted this guidance effective the period ending December 31, 2009. The adoption of this guidance did not have a material impact on the financial statements of the Account.

In January 2010, the FASB issued ASU 2010-06, which amends FASB ASC 820, Fair Value Measurement and Disclosures. This guidance requires new disclosures and provides amendments to clarify existing disclosures. The new requirements include disclosing transfers in and out of Levels 1 and 2 fair value measurements, the reasons for the transfers, and further disaggregating activity in level 3 fair value measurements. The clarification of existing disclosure guidance includes further disaggregation of fair value measurement disclosures for each class of assets and liabilities and providing disclosures about the valuation techniques and inputs used to measure fair value for both recurring and nonrecurring fair value measurements. This guidance is effective for interim and annual reporting periods beginning after December 15, 2009, except for the new disclosures regarding the activity in Level 3 measurements, which shall be effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. The Company adopted this guidance effective January 1, 2010, except for the new disclosure regarding the activity in Level 3 measurements, which the Company will adopt for the fiscal period beginning January 1, 2011.

(g) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the SEC.

(2) Policy Charges

(a) Deductions from Premium

The Company deducts a charge for state premium taxes and sales expenses not to exceed the following percentages of each premium received:

•	For policies with applications signed on or after January 3, 2006, 8.5% (reduced to 5.5% at the beginning of the eighth policy year, then 3.5% at the beginning of the eleventh policy year).

•

For policies issued on and after September 9, 2002 with applications signed before January 3, 2006, 9.0% (reduced to 5.5% at the beginning of the eighth policy year, then 3.5% at the beginning of the eleventh policy year).

•	For policies issued prior to September 9, 2002, 9% (reduced to 3.5% at the beginning of the eighth policy year).

The Company may reduce this charge where the size or nature of the group results in savings in sales, underwriting, or administrative costs. Variations due to differences in cost are determined in a manner not unfairly discriminatory to policy owners. For the periods ended December 31, 2010 and 2009, total front-end sales charge deductions were $59,744 and $24,914, respectively and were recognized as a reduction of purchase payments on the Statement of Changes in Contract Owners’ Equity.

(b) Cost of Insurance

A cost of insurance charge is assessed monthly against each contract by liquidating units. The amount of the charge varies widely and is based upon age, sex, rate class and net amount at risk (death benefit less total contract value).

(c) Administrative Charges

The Company currently deducts a monthly administrative charge of $5 in all policy years to recover policy maintenance, accounting, record keeping and other administrative expenses. This charge is subject to change but will not exceed $10 per month. These charges are assessed against each contract by liquidating units.

(3) Asset Charges

The Company deducts a charge related to the assumption of mortality and expense risk.

For corporate flexible premium contracts, the Company deducts a charge related to operations. This charge is guaranteed not to exceed an annualized rate of 0.75% of the policy’s cash value.

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-D NOTES TO FINANCIAL STATEMENTS December 31, 2010

On a current basis, this charge varies based on when the policy was issued and reduces based on how long the policy has been in force for most issues:

•	For policies with applications signed on or after January 3, 2006:

Charge for policy years 1-4	Charge for policy years 5-15	Charge for policy years 16+
0.25% of daily net assets	0.20% of daily net assets	0.10% of daily net assets

•	For policies with applications signed before January 3, 2006:

Charge for policy years 1-4	Charge for policy years 5-20	Charge for policy years 16+
0.40% of daily net assets	0.25% of daily net assets	0.10% of daily net assets

A reduced fee tier rate exists for corporate flexible premium contracts and is 0.20% for all policy years. These charges are assessed through a reduction in the unit value. For contracts issued prior to September 9, 2002, the Company reduced the asset charges where the size or nature of the group resulted in savings in sales, underwriting, or administrative costs. Variations due to differences in costs were determined in a manner not unfairly discriminatory to policy owners.

(4) Death Benefits

Death benefit proceeds result in a redemption of the contract value from the Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. In the event that the guaranteed death benefit exceeds the contract value on the date of death, the excess is paid by the Company’s general account. In the current year, no death claims occurred.

(5) Policy Loans (Net of Repayments)

Contract provisions allow contract owners to borrow 90% of a policy’s non-loaned cash value. Interest is charged on the outstanding loan and is due and payable on each policy anniversary, or when the loan is repaid or a new loan is effective. At the time the loan is granted, the amount of the loan is transferred from the Account to the Company’s general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan was made. Interest credited is paid by the Company’s general account to the Account. Loan repayments result in a transfer of collateral including interest credited back to the Account. The interest rate charged on the policy loan is the stated rate of interest in effect at the time the loan is made, subject to a guaranteed maximum rate of 3.75%.

(6) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. These transfers are the result of the contract owner executing fund exchanges. Fund exchanges from the Account to the fixed account are included in surrenders, and fund exchanges from the fixed account to the Account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Change in Contract Owners’ Equity. Policy loan transactions (note 5), executed at the direction of the contract owner, also result in transfers between the Account and the fixed account of the Company, but are included in Net Policy (Loans) Repayments. The fixed account assets are not reflected in the accompanying financial statements. For the periods ended December 31, 2010 and 2009, total transfers into the Account from the fixed account were $0 and $0, respectively, and total transfers from the Account to the fixed account were $0 and $0, respectively.

(7) Fair Value Measurement

FASB ASC 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets for identical assets at the measurement date. The assets utilizing Level 1 valuations represent investments in publicly-traded registered mutual funds with quoted market prices.

•

Level 2 – Unadjusted quoted prices for similar assets in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. The assets utilizing Level 2 valuations represent investments in privately-traded registered mutual funds only offered through insurance products. These funds have no unfunded commitments or restrictions and the Account always has the ability to redeem its interest in the funds with the investee at NAV daily. The investment objectives of these mutual funds are described by the fund name in note 1(b) and in more detail in the applicable product prospectus.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. The Account invests only in funds with fair value measurements in the first two levels of the fair value hierarchy.

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-D NOTES TO FINANCIAL STATEMENTS December 31, 2010

The Account recognizes significant transfers between fair value hierarchy levels at the reporting period end. There were no significant transfers between Level 1 and 2 as of December 31, 2010.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2010:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	0	$32,139,952	0	$32,139,952

The Account did not have any assets or liabilities reported at fair value on a nonrecurring basis required to be disclosed under FASB ASC 820.

The cost of purchases and proceeds from sales of Investments for the year ended December 31,2010 are as follows:

	Purchases of Investments	Sales of Investments
Growth Fund - Class 2 ( AMVGR2 )	$40,065	$28,633
International Fund - Class 2 ( AMVI2 )	66,607	47,211
Janus Aspen Series - Perkins Mid Cap Value Portfolio - Service Shares ( JAMVS )	92,310	89,879
Variable Insurance Trust II - International Value Portfolio - Service Class ( MVIVSC )	1,972,608	2,129,993
Mid Cap Growth Portfolio - Class I ( MSVMG )	16,380	29,315
NVIT Fund - Class I ( TRF )	185,688	204,163
NVIT Government Bond Fund - Class I ( GBF )	228,543	236,603
NVIT Growth Fund - Class I ( CAF )	24,842	33,189
NVIT Investor Destinations Moderate Fund - Class II ( GVIDM )	31,819	37,223
NVIT Mid Cap Index Fund - Class I ( MCIF )	2,406,578	2,866,400
NVIT Money Market Fund - Class I ( SAM )	8,452,492	8,452,492
NVIT Multi-Manager Small Cap Value Fund - Class I ( SCVF )	13,423	18,787
NVIT Multi-Manager Small Company Fund - Class I ( SCF )	122,719	150,197
V.I. Core Equity Fund - Series I ( AVGI )	359,909	325,008
VPS Growth and Income Portfolio - Class A ( ALVGIA )	24,635	14,561
VPS International Value Portfolio - Class A ( ALVIVA )	2,282,974	2,478,714
Stock Index Fund, Inc. - Initial Shares ( DSIF )	548,250	643,194
International Value Portfolio - Initial Shares ( DVIV )	41,603	34,364
Quality Bond Portfolio - Initial Shares ( DQBP )	-	-
VIP Fund - Overseas Portfolio - Service Class ( FOS )	170,476	148,695
Goldman Sachs VIT - Goldman Sachs Mid Cap Value Fund - Institutional Shares ( GVMCE )	66,376	50,145
ClearBridge Variable Investors Portfolio - Class I ( SBVI )	30	31
Capital Appreciation Fund/VA - Non-Service Shares ( OVGR )	216,630	315,871
Global Securities Fund/VA - Non-Service Shares ( OVGS )	533,740	771,289
Real Return Portfolio - Administrative Class ( PMVRRA )	890,098	1,034,035
Total Return Portfolio - Administrative Class ( PMVTRA )	1,755,818	1,885,188
Small-Cap Portfolio - Investment Class ( ROCSC )	182,839	236,422
Equity Income Portfolio - II ( TREI2 )	276,979	353,061
Ivy Fund Variable Insurance Portfolios, Inc. - Small Cap Growth ( WRSCP )	89,166	88,251

Total	$21,093,597	$22,702,914

(8) Financial Highlights

The following tabular presentation is a summary of units, unit fair values and contract owners’ equity outstanding for variable life contract as of the end of the periods indicated, and the contract expense rate, investment income ratio and total return for each of the periods in the five year period ended December 31, 2010.

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-D NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
Growth Fund - Class 2 (AMVGR2)
2010	0.25%	40,423	$10.712180	$433,018	0.74%	18.38%
2009	0.25%	37,570	9.048666	339,958	0.64%	39.06%
2008	0.25%	39,555	6.506858	257,379	0.93%	-44.11%
2007	0.40%	33,446	11.613220	388,416	0.73%	11.90%
2006	0.40%	24,898	10.378426	258,402	0.69%	3.78%
International Fund - Class 2 (AMVI2)
2010	0.25%	43,546	11.291386	491,695	2.06%	6.97%
2009	0.25%	42,051	10.556127	443,896	1.42%	42.72%
2008	0.25%	48,264	7.396635	356,991	1.50%	-42.27%
2007	0.25%	24,474	12.812068	313,563	1.60%	19.72%
2007	0.40%	59,054	12.780047	754,713	1.60%	19.54%
2006	0.40%	39,608	10.690968	423,448	1.43%	6.91%
Variable Series, Inc. - Social Equity Portfolio (CVSSE)
2007	0.25%	2,894	16.829986	48,706	0.00%	9.71%
2006	0.40%	2,976	15.240875	45,357	0.00%	9.62%
Insurance Trust - Insurance Trust Diversified Mid Cap Growth Portfolio 1 (OGGO)
2006	0.40%	594	10.340957	6,143	0.00%	10.95%
JPMorgan Insurance Trust Balanced Portfolio 1 (OGAA)
2006	0.40%	126	11.137494	1,403	6.43%	10.54%
JPMorgan Insurance Trust Core Bond Portfolio 1 (OGBDP)
2006	0.40%	220	14.221560	3,129	4.14%	3.72%
Janus Aspen Series - Perkins Mid Cap Value Portfolio - Service Shares (JAMVS)
2010	0.25%	2,629	17.200438	45,220	0.34%	30.15%
2009	0.25%	8,298	14.947051	124,031	0.35%	32.59%
2008	0.25%	8,126	11.273295	91,607	2.50%	-28.08%
2007	0.25%	12,938	15.673788	202,787	3.08%	6.90%
2007	0.40%	9,006	15.588673	140,392	3.08%	6.74%
2006	0.40%	6,830	14.604104	99,746	2.68%	14.61%
Investors Growth Stock Series - Initial Class (MIGIC)
2007	0.25%	42,154	12.325162	519,555	0.32%	11.08%
2006	0.40%	43,392	11.017000	478,050	0.00%	7.15%
Variable Insurance Trust II - International Value Portfolio - Service Class (MVIVSC)
2010	0.25%	150,242	10.825342	1,626,421	0.00%	8.25%	5/3/2010
Mid Cap Growth Portfolio - Class I (MSVMG)
2010	0.25%	5,104	18.308145	93,445	0.00%	31.98%
2009	0.25%	6,235	13.871438	86,488	0.00%	57.27%
2008	0.25%	10,869	8.820381	95,869	0.88%	-46.90%
2007	0.25%	9,326	16.610427	154,909	0.00%	22.36%
2007	0.40%	5,982	16.407241	98,148	0.00%	22.17%
2006	0.40%	9,672	13.429460	129,890	0.00%	8.84%
U.S. Real Estate Portfolio - Class I (MSVRE)
2007	0.25%	844	33.696563	28,440	0.33%	-17.28%
NVIT Fund - Class I (TRF)
2009	0.25%	14,564	10.038761	146,205	0.85%	25.78%
2008	0.25%	65,737	7.981083	524,652	1.42%	-41.70%
2007	0.25%	64,850	13.689831	887,786	1.09%	7.91%
2006	0.25%	56,836	12.686370	721,043	1.12%	13.34%
NVIT Government Bond Fund - Class I (GBF)
2010	0.25%	27,404	17.783543	487,340	3.06%	4.52%
2009	0.25%	20,244	17.014481	344,441	3.45%	2.43%
2008	0.25%	20,863	16.610553	346,546	4.25%	7.45%
2007	0.25%	19,714	15.458854	304,756	4.79%	6.89%
2006	0.25%	12,244	14.462518	177,079	4.81%	3.08%
NVIT Growth Fund - Class I (CAF)
2010	0.25%	62,005	7.212705	447,224	0.68%	18.95%
2009	0.25%	49,369	6.063688	299,358	0.51%	33.14%

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-D NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2010	0.25%	11,013	$14.784666	$162,824	1.98%	10.64%
2009	0.25%	9,406	13.363298	125,695	0.98%	18.84%
NVIT Mid Cap Index Fund - Class I (MCIF)
2010	0.25%	118,459	25.705767	3,045,079	1.28%	25.89%
2009	0.25%	99,719	20.419874	2,036,249	0.99%	36.41%
2008	0.25%	124,330	14.969031	1,861,100	1.23%	-36.62%
2007	0.25%	161,396	23.618401	3,811,915	1.37%	7.29%
2007	0.40%	2,696	23.302150	62,823	1.37%	7.13%
2006	0.25%	30,172	22.013684	664,197	1.16%	9.62%
2006	0.40%	184,016	21.751707	4,002,662	1.16%	9.45%
NVIT Money Market Fund - Class I (SAM)
2010	0.25%	353,376	13.175654	4,655,960	0.00%	-0.25%
2009	0.25%	445,985	13.208639	5,890,855	0.04%	-0.21%
2008	0.25%	428,655	13.236186	5,673,757	2.07%	1.80%
2007	0.25%	564,022	13.002332	7,333,601	4.71%	4.53%
2007	0.40%	3,456	12.827413	44,332	4.71%	4.37%
2006	0.20%	76	11.101216	844	4.37%	4.32%
2006	0.25%	17,642	12.438934	219,448	4.37%	4.27%
2006	0.40%	325,286	12.290178	3,997,823	4.37%	4.11%
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
2010	0.25%	8,681	28.462454	247,083	0.58%	26.29%
2009	0.25%	6,575	22.537707	148,185	0.28%	25.90%
NVIT Multi-Manager Small Company Fund - Class I (SCF)
2010	0.25%	8,680	26.739414	232,098	0.30%	25.01%
2009	0.25%	6,238	21.390466	133,434	0.12%	34.37%
2008	0.25%	9,823	15.919587	156,378	0.85%	-38.34%
2007	0.25%	9,634	25.819531	248,745	0.09%	1.88%
2006	0.25%	8,254	25.344077	209,190	0.12%	11.76%
2006	0.40%	1,618	25.042525	40,519	0.12%	11.59%
V.I. Core Equity Fund - Series I (AVGI)
2010	0.25%	126,391	11.453920	1,447,672	1.15%	9.28%
2009	0.25%	87,930	10.481078	921,601	1.92%	27.98%
2008	0.25%	168,096	8.189782	1,376,670	2.21%	-30.32%
2007	0.25%	165,900	11.752729	1,949,778	1.22%	7.85%
2006	0.25%	145,236	10.897781	1,582,750	0.60%	8.98%
V.I. Global Health Care Fund - Series I (IVHS)
2008	0.25%	754	11.078461	8,353	0.00%	-28.80%
2007	0.25%	712	15.559094	11,078	0.00%	11.57%
2006	0.25%	444	13.945062	6,192	0.00%	4.97%
V.I. Small Cap Equity Fund - Series I (AVSCE)
2008	0.25%	18,163	6.801174	123,530	0.00%	-31.48%
2007	0.25%	15,746	9.926107	156,296	0.06%	-0.74%
2007	0.40%	3,114	9.916162	30,879	0.06%	-0.84%
VPS Growth and Income Portfolio - Class A (ALVGIA)
2010	0.25%	140,943	11.619042	1,637,623	0.00%	12.81%
2009	0.25%	122,858	10.299660	1,265,396	4.27%	20.52%
2008	0.25%	105,172	8.545842	898,783	1.98%	-40.75%
2007	0.25%	161,334	14.423937	2,327,071	1.26%	4.85%
2006	0.40%	271,716	13.658375	3,711,199	1.38%	16.82%
VPS International Value Portfolio - Class A (ALVIVA)
2009	0.25%	200,596	8.268983	1,658,725	1.50%	34.34%
2008	0.25%	186,997	6.155063	1,150,978	1.16%	-53.30%
2007	0.25%	178,046	13.180290	2,346,698	1.30%	5.57%
2007	0.40%	30,652	13.142539	402,845	1.30%	5.42%
2006	0.40%	29,706	12.467326	370,354	0.00%	24.67%
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
2006	0.40%	790	15.520951	12,262	0.46%	13.96%

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-D NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
Stock Index Fund, Inc. - Initial Shares (DSIF)
2010	0.25%	182,238	$11.788397	$2,148,294	1.87%	14.55%
2009	0.25%	185,669	10.290941	1,910,709	2.11%	26.02%
2008	0.25%	210,417	8.166193	1,718,306	2.05%	-37.30%
2007	0.25%	289,724	13.023845	3,773,320	1.72%	4.99%
2007	0.40%	78,016	12.849461	1,002,464	1.72%	4.83%
2006	0.40%	394,470	12.257097	4,835,057	1.70%	15.04%
International Value Portfolio - Initial Shares (DVIV)
2010	0.25%	35,864	17.946770	643,643	1.68%	4.19%
2009	0.25%	27,244	17.224383	469,261	4.35%	30.65%
2008	0.25%	23,346	13.183949	307,792	2.33%	-37.48%
2007	0.25%	20,004	21.086722	421,819	0.98%	3.89%
2006	0.40%	116,234	20.055172	2,331,093	1.47%	22.11%
Quality Bond Portfolio - Initial Shares (DQBP)
2010	0.25%	257	17.848748	4,587	0.00%	8.10%
VIP Fund - Balanced Portfolio - Service Class (FBS)
2006	0.20%	211,486	12.923625	2,733,166	1.98%	11.42%
VIP Fund - Contrafund Portfolio - Service Class (FCS)
2007	0.25%	20,082	20.313732	407,940	0.10%	17.21%
2006	0.20%	421,930	16.512980	6,967,322	1.13%	11.37%
2006	0.40%	20,772	17.124450	355,709	1.13%	11.15%
VIP Fund - Equity-Income Portfolio - Service Class (FEIS)
2006	0.20%	413,340	14.308356	5,914,216	3.21%	19.84%
VIP Fund - Growth Portfolio - Service Class (FGS)
2006	0.20%	65,744	9.359100	615,305	0.29%	6.52%
2006	0.40%	848	10.352362	8,779	0.29%	6.31%
VIP Fund - Index 500 Portfolio - Initial Class (FIP)
2006	0.20%	398,514	12.105326	4,824,142	1.68%	15.50%
VIP Fund - Investment Grade Bond Portfolio - Service Class (FIGBS)
2006	0.20%	20,748	13.086482	271,518	3.17%	4.09%
VIP Fund - Overseas Portfolio - Service Class (FOS)
2010	0.25%	48,390	14.463452	699,886	1.72%	12.71%
2009	0.25%	30,614	12.832476	392,853	2.11%	26.12%
2008	0.25%	32,764	10.174581	333,360	2.59%	-44.00%
2007	0.25%	32,152	18.170494	584,218	2.29%	16.91%
2006	0.20%	165,398	14.552107	2,406,889	0.59%	17.71%
2006	0.25%	27,214	15.541970	422,959	0.59%	17.65%
Templeton Foreign Securities Fund - Class 2 (TIF2)
2007	0.25%	45,212	22.660573	1,024,530	1.96%	15.17%
2006	0.40%	46,508	19.549201	909,194	1.47%	20.96%
Goldman Sachs VIT - Goldman Sachs Mid Cap Value Fund - Institutional Shares (GVMCE)
2010	0.25%	7,765	30.464117	236,554	0.67%	24.69%
2009	0.25%	9,024	24.432206	220,476	1.74%	32.82%
2008	0.25%	10,276	18.395030	189,027	1.17%	-37.21%
2007	0.40%	10,358	28.903118	299,378	0.74%	2.79%
2006	0.40%	14,480	28.118779	407,160	0.96%	15.70%
ClearBridge Variable Investors Portfolio - Class I (SBVI)
2010	0.25%	12,470	15.351010	191,427	1.33%	9.19%
2008	0.25%	3,918	11.320533	44,354	1.36%	-35.78%
2007	0.25%	3,698	17.628575	65,190	1.67%	3.64%
2006	0.25%	2,422	17.009403	41,197	2.54%	17.96%
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)
2010	0.25%	106,016	11.512747	1,220,535	0.17%	9.14%
2009	0.25%	101,953	10.548240	1,075,425	0.34%	44.16%
2008	0.25%	100,488	7.317195	735,290	0.14%	-45.65%
2007	0.25%	124,738	13.464081	1,679,483	0.24%	13.86%
2006	0.40%	135,012	11.740817	1,585,151	0.30%	7.52%

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-D NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
Global Securities Fund/VA - Non-Service Shares (OVGS)
2010	0.25%	57,530	$17.661884	$1,016,088	1.64%	15.68%
2009	0.25%	67,045	15.268526	1,023,678	2.62%	39.42%
2008	0.25%	84,434	10.951220	924,655	1.32%	-40.34%
2007	0.25%	113,510	18.355281	2,083,508	1.28%	6.05%
2007	0.40%	4,540	18.197382	82,616	1.28%	5.89%
2006	0.40%	151,210	17.184784	2,598,511	0.93%	17.22%
Real Return Portfolio - Administrative Class (PMVRRA)
2010	0.25%	162,310	18.245105	2,961,363	1.43%	7.84%
2009	0.25%	150,594	16.918490	2,547,823	3.09%	18.05%
2008	0.25%	130,375	14.331557	1,868,477	3.58%	-7.26%
2007	0.25%	137,486	15.452967	2,124,567	4.60%	10.37%
2007	0.40%	29,524	15.319558	452,295	4.60%	10.20%
2006	0.40%	151,390	13.901483	2,104,546	4.26%	0.34%
Total Return Portfolio - Administrative Class (PMVTRA)
2010	0.25%	254,900	17.413051	4,438,587	2.40%	7.84%
2009	0.25%	248,923	16.146656	4,019,274	5.11%	13.74%
2008	0.25%	170,397	14.195695	2,418,904	4.46%	4.49%
2007	0.25%	146,812	13.586098	1,994,602	4.80%	8.47%
2007	0.40%	76,206	13.468801	1,026,403	4.80%	8.31%
2006	0.40%	193,768	12.435917	2,409,683	4.46%	3.43%
Small-Cap Portfolio - Investment Class (ROCSC)
2010	0.25%	78,517	19.362201	1,520,262	0.13%	20.22%
2009	0.25%	57,741	16.105530	929,949	0.00%	34.86%
2008	0.25%	53,931	11.941984	644,043	0.49%	-27.36%
2007	0.25%	87,162	16.440239	1,432,964	0.05%	-2.38%
2007	0.40%	13,132	16.298801	214,036	0.05%	-2.53%
2006	0.40%	119,218	16.721738	1,993,532	0.06%	15.11%
Equity Income Portfolio - II (TREI2)
2010	0.25%	78,785	16.526617	1,302,050	1.70%	14.46%
2009	0.25%	66,922	14.439362	966,311	1.94%	24.94%
2008	0.25%	72,692	11.557153	840,113	2.13%	-36.42%
2007	0.25%	73,648	18.178518	1,338,811	1.70%	2.77%
2007	0.40%	27,044	18.033915	487,709	1.70%	2.62%
2006	0.40%	26,076	17.574134	458,263	1.40%	18.18%
Ivy Fund Variable Insurance Portfolios, Inc. - Small Cap Growth (WRSCP)
2010	0.25%	40,807	17.233050	703,229	0.00%	28.53%
2009	0.25%	35,282	13.408186	473,068	0.38%	34.39%
2008	0.25%	39,307	9.977362	392,180	0.00%	-39.33%
2007	0.25%	49,766	16.444748	818,389	0.00%	13.23%
2007	0.40%	2,126	16.303263	34,661	0.00%	13.06%
2006	0.40%	74,806	14.419908	1,078,696	0.00%	4.64%
J.P. Morgan NVIT Balanced Fund - Class I (obsolete) (BF)
2008	0.25%	145,923	9.502229	1,386,594	2.73%	-25.73%
2007	0.25%	145,402	12.794722	1,860,378	2.20%	4.36%
2006	0.25%	134,012	12.259877	1,642,971	2.37%	11.97%

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-D NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
Variable Insurance Funds - V.I. Small Cap Growth Fund - Series I (obsolete) (IVSC)
2006	0.25%	7,682	$16.502275	$126,770	0.00%	13.84%
2006	0.40%	1,648	16.305796	26,872	0.00%	13.67%

2010	Contract owners equity:					$32,139,207
2009	Contract owners equity:					$27,993,344
2008	Contract owners equity:					$24,725,688
2007	Contract owners equity:					$45,777,513
2006	Contract owners equity:					$64,229,831
*	This represents the contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owners’ accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as policy and asset charges, that result in direct reductions to the contract holder accounts through redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the total return for the period. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented.
****	This represents the date the underlying mutual fund option was initially added and funded.